Related Party Balances and Transactions - Significant related party balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Related Party Balances and Transactions
Amounts due to related parties	¥ 10,607	$ 1,494	¥ 7,190
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Related Party Balances and Transactions
Amounts due to related parties	¥ 9,036		¥ 1,246